Condensed Consolidated Statements of Operations and Other Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue			$ 1,100,108	$ 434,523	$ 654,836	$ 456,495
Cost of goods sold			309,320	87,709	148,045	181,620
Gross margin			790,788	346,814	506,791	274,875
General and administrative expense			2,708,274	3,968,493	6,041,485	5,174,799
Operations expense			1,390,434	575,467	1,207,724	1,158,117
Sales and marketing expense			1,726,087	680,396	1,004,175	467,970
Total Expense			5,824,795	5,224,356	8,253,384	6,800,889
Loss on equity method investment			(1,606,294)
Net loss available to common shareholders	$ (2,506,869)	$ (992,095)	(6,640,301)	(4,877,542)	(7,746,593)	(6,526,014)
Comprehensive loss	$ (2,506,869)	$ (992,095)	$ (6,640,301)	$ (4,877,542)	$ (7,746,593)	$ (6,524,513)
Loss per common share - basic and diluted (in dollars per share)	$ (0.19)	$ (0.16)	$ (0.55)	$ (0.78)	$ (1.22)	$ (2.31)
Weighted average shares used in computation - basic and diluted (in shares)			12,178,285	6,283,567	6,362,989	2,823,345